Related Parties - Summary of Costs Incurred for Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Short-term benefits	$ 16,858	$ 14,427
Post-employment benefits	800	793
Equity-settled share-based payment transactions	10,874	11,031
Key management personnel compensation	$ 28,532	$ 26,251